Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2020	$ 41	$ 46,410	$ 8,749,607	$ (84,000)	$ (11,337,704)	$ (2,625,646)
Balance, shares at Oct. 31, 2020	41,000	46,130,200
Sale of preferred stock	$ 72		1,789,928			1,790,000
Sale of preferred stock, shares	71,600
Common stock issued for services		$ 75	14,175			14,250
Common stock issued for services, shares		75,000
Forgiven accrued payables – related party
Stock based compensation			2,040,617			2,040,617
Shares issued in connection with acquisition of subsidiaries	$ 12	$ 27,000	5,288,233			5,315,245
Shares issued in connection with acquisition of subsidiaries, shares	12,000	27,000,000
Conversion of notes payable and advances from related parties	$ 11		286,453			286,464
Conversion of notes payable and advances from related parties, shares	11,459
Conversion of notes to common stock		$ 23,105	1,132,154			1,155,259
Conversion of notes to common stock, shares		23,105,187
Beneficial conversion feature on convertible preferred stock			110,938			110,938
Deemed dividend on convertible preferred stock			(110,938)			(110,938)
Net loss					(4,521,663)	(4,521,663)
Deemed dividend on convertible preferred stock			110,938			110,938
Balance at Oct. 31, 2021	$ 136	$ 96,590	19,301,167	(84,000)	(15,859,367)	3,454,526
Balance, shares at Oct. 31, 2021	136,059	96,310,387
Stock based compensation			242,505			242,505
Beneficial conversion feature on convertible preferred stock			48,510			48,510
Deemed dividend on convertible preferred stock			48,510			48,510
Net loss					(361,732)	(361,732)
Deemed dividend on convertible preferred stock			(48,510)			(48,510)
Balance at Jan. 31, 2022	136	96,590	19,543,672	(84,000)	(16,221,099)	3,335,299
Balance at Oct. 31, 2021	$ 136	$ 96,590	19,301,167	(84,000)	(15,859,367)	3,454,526
Balance, shares at Oct. 31, 2021	136,059	96,310,387
Net loss						(1,697,122)
Balance at Apr. 30, 2022		$ 115,440	23,871,509	(84,000)	(17,556,489)	6,346,460
Balance, shares at Apr. 30, 2022		115,160,180
Balance at Oct. 31, 2021	$ 136	$ 96,590	19,301,167	(84,000)	(15,859,367)	3,454,526
Balance, shares at Oct. 31, 2021	136,059	96,310,387
Stock based compensation			2,197,597			2,197,597
Beneficial conversion feature on convertible preferred stock			793,175			793,175
Deemed dividend on convertible preferred stock			(793,175)			(793,175)
Net loss					(6,860,049)	(6,860,049)
Stock issued in connection with note conversion		$ 4,044	4,039,722			4,043,766
Stock issued in connection with note conversion, shares		4,043,765
Common Stock issued in connection with preferred stock conversions	$ (136)	$ 14,806	(14,670)
Common Stock issued in connection with preferred stock conversions, shares	(136,059)	14,806,028
Deemed dividend on convertible preferred stock			793,175			793,175
Balance at Oct. 31, 2022		$ 115,440	25,523,816	(84,000)	(22,719,416)	2,835,840
Balance, shares at Oct. 31, 2022		115,160,180
Balance at Jan. 31, 2022	$ 136	$ 96,590	19,543,672	(84,000)	(16,221,099)	3,335,299
Stock based compensation			302,785			302,785
Beneficial conversion feature on convertible preferred stock			744,665			744,665
Deemed dividend on convertible preferred stock			744,665			744,665
Net loss					(1,335,390)	(1,335,390)
Stock issued in connection with note conversion		$ 4,044	4,039,722			4,043,766
Stock issued in connection with note conversion, shares		4,043,765
Deemed dividend on convertible preferred stock			(744,665)			(744,665)
Stock issued in connection with preferred stock conversions	$ (136)	$ 14,806	(14,670)
Stock issued in connection with preferred stock conversions, shares	(136,059)	14,806,028
Balance at Apr. 30, 2022		$ 115,440	23,871,509	(84,000)	(17,556,489)	6,346,460
Balance, shares at Apr. 30, 2022		115,160,180
Balance at Oct. 31, 2022		$ 115,440	25,523,816	(84,000)	(22,719,416)	2,835,840
Balance, shares at Oct. 31, 2022		115,160,180
Forgiven accrued payables – related party			137,953			137,953
Stock based compensation			122,562			122,562
Net loss					(1,190,125)	(1,190,125)
Balance at Jan. 31, 2023		$ 115,440	25,784,331	(84,000)	(23,909,541)	1,906,230
Balance, shares at Jan. 31, 2023		115,160,180
Balance at Oct. 31, 2022		$ 115,440	25,523,816	(84,000)	(22,719,416)	2,835,840
Balance, shares at Oct. 31, 2022		115,160,180
Net loss						(2,604,825)
Balance at Apr. 30, 2023		$ 115,440	26,177,841	(84,000)	(25,324,241)	885,040
Balance, shares at Apr. 30, 2023		115,160,180
Balance at Jan. 31, 2023		$ 115,440	25,784,331	(84,000)	(23,909,541)	1,906,230
Balance, shares at Jan. 31, 2023		115,160,180
Stock based compensation			393,510			393,510
Net loss					(1,414,700)	(1,414,700)
Balance at Apr. 30, 2023		$ 115,440	$ 26,177,841	$ (84,000)	$ (25,324,241)	$ 885,040
Balance, shares at Apr. 30, 2023		115,160,180